Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 02, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
We generally grant equity awards to our employees in line with the following process. As part of the Company’s annual performance and compensation review process, at its regularly scheduled meeting in December, the Compensation and Leadership Development Committee approves preliminary target dollar values for grants of annual stock option, RSU and PRSU awards to our entire equity-eligible employee base, including our NEOs. At that same meeting, it sets a grant date for the annual awards (typically during the first week of January) and a valuation date (typically during the last week in December). Between the valuation date and the grant date, the Compensation and Leadership Development Committee approves final dollar values for each individual receiving a grant. In 2024, the annual grant date was January 2, 2024 and the number of shares subject to each approved option, RSU or PRSU award was determined by dividing the applicable dollar value by the closing price of our stock on the valuation date, December 28, 2023 (and for options, the Black-Scholes value on the same date). Outside of the annual equity award cycle, we may grant awards to employees in connection with a new hire, a promotion, or for other reasons. These grants generally occur on the fifteenth day of the relevant month. In addition, in 2023, we adopted an employee stock purchase plan; however, we have not yet commenced any offering periods under the plan. The Compensation and Leadership Development Committee does not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates.
Option exercise price. The exercise price of a newly granted option is the closing price of the Company’s common stock on the Nasdaq stock market on the date of grant.
As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our NEOs on January 2, 2024, within the period beginning four business days before we filed a Form 8-K reporting our preliminary 2023 revenue and 2024 strategic outlook, in advance of our presentation at the 42nd Annual J.P. Morgan Healthcare Conference.

Name and Principal Position	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in
the Closing Market Price of
the Securities Underlying the
Award Between the Trading Day
Ending Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
Disclosure of Material
Nonpublic Information

Bradley L. Campbell President and Chief Executive Officer	1/2/2024	265,517	14.24	2,105,627	1.0%
Simon Harford Chief Financial Officer	1/2/2024	99,073	14.24	785,678	1.0%
Ellen S. Rosenberg Chief Legal Officer and Corporate Secretary	1/2/2024	108,980	14.24	864,243	1.0%
David M. Clark Chief People Officer	1/2/2024	83,221	14.24	659,967	1.0%
Jeffrey P. Castelli Chief Development Officer	1/2/2024	99,073	14.24	785,678	1.0%

Award Timing Method	We generally grant equity awards to our employees in line with the following process. As part of the Company’s annual performance and compensation review process, at its regularly scheduled meeting in December, the Compensation and Leadership Development Committee approves preliminary target dollar values for grants of annual stock option, RSU and PRSU awards to our entire equity-eligible employee base, including our NEOs. At that same meeting, it sets a grant date for the annual awards (typically during the first week of January) and a valuation date (typically during the last week in December). Between the valuation date and the grant date, the Compensation and Leadership Development Committee approves final dollar values for each individual receiving a grant. In 2024, the annual grant date was January 2, 2024 and the number of shares subject to each approved option, RSU or PRSU award was determined by dividing the applicable dollar value by the closing price of our stock on the valuation date, December 28, 2023 (and for options, the Black-Scholes value on the same date). Outside of the annual equity award cycle, we may grant awards to employees in connection with a new hire, a promotion, or for other reasons. These grants generally occur on the fifteenth day of the relevant month. In addition, in 2023, we adopted an employee stock purchase plan; however, we have not yet commenced any offering periods under the plan.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation and Leadership Development Committee does not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Option exercise price. The exercise price of a newly granted option is the closing price of the Company’s common stock on the Nasdaq stock market on the date of grant.
As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our NEOs on January 2, 2024, within the period beginning four business days before we filed a Form 8-K reporting our preliminary 2023 revenue and 2024 strategic outlook, in advance of our presentation at the 42nd Annual J.P. Morgan Healthcare Conference.

Name and Principal Position	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in
the Closing Market Price of
the Securities Underlying the
Award Between the Trading Day
Ending Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
Disclosure of Material
Nonpublic Information

Bradley L. Campbell President and Chief Executive Officer	1/2/2024	265,517	14.24	2,105,627	1.0%
Simon Harford Chief Financial Officer	1/2/2024	99,073	14.24	785,678	1.0%
Ellen S. Rosenberg Chief Legal Officer and Corporate Secretary	1/2/2024	108,980	14.24	864,243	1.0%
David M. Clark Chief People Officer	1/2/2024	83,221	14.24	659,967	1.0%
Jeffrey P. Castelli Chief Development Officer	1/2/2024	99,073	14.24	785,678	1.0%

Bradley L. Campbell [Member]
Awards Close in Time to MNPI Disclosures
Name		Bradley L. Campbell
Underlying Securities | shares		265,517
Exercise Price | $ / shares		$ 14.24
Fair Value as of Grant Date | $		$ 2,105,627
Underlying Security Market Price Change		0.01
Simon Harford [Member]
Awards Close in Time to MNPI Disclosures
Name		Simon Harford
Underlying Securities | shares		99,073
Exercise Price | $ / shares		$ 14.24
Fair Value as of Grant Date | $		$ 785,678
Underlying Security Market Price Change		0.01
Ellen S. Rosenberg [Member]
Awards Close in Time to MNPI Disclosures
Name		Ellen S. Rosenberg
Underlying Securities | shares		108,980
Exercise Price | $ / shares		$ 14.24
Fair Value as of Grant Date | $		$ 864,243
Underlying Security Market Price Change		0.01
David M. Clark [Member]
Awards Close in Time to MNPI Disclosures
Name		David M. Clark
Underlying Securities | shares		83,221
Exercise Price | $ / shares		$ 14.24
Fair Value as of Grant Date | $		$ 659,967
Underlying Security Market Price Change		0.01
Jeffrey P. Castelli [Member]
Awards Close in Time to MNPI Disclosures
Name		Jeffrey P. Castelli
Underlying Securities | shares		99,073
Exercise Price | $ / shares		$ 14.24
Fair Value as of Grant Date | $		$ 785,678
Underlying Security Market Price Change		0.01